Fair Value Measurements - Financial Instruments Classified as Level 3 Still Held at Year End (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	$ (6)	$ (59)	$ (6)
Liabilities, unrealized gains (losses) related to equity securities still held	(34)	(39)	357
Level 3 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives, unrealized gains (losses) related to equity securities still held	2	(40)	39
Level 3 | (Liabilities)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives, unrealized gains (losses) related to equity securities still held	(63)	(121)	0
Level 3 | Contract Holder Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, unrealized gains (losses) related to equity securities still held	29	82	357
Level 3 | Contract Holder Funds | GMWB embedded derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, unrealized gains (losses) related to equity securities still held	29	82	101
Level 3 | Interest rate derivatives | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives, unrealized gains (losses) related to equity securities still held	2	(40)	(3)
Level 3 | Macro hedge program | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives, unrealized gains (losses) related to equity securities still held	0	0	42
Level 3 | Macro hedge program | (Liabilities)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives, unrealized gains (losses) related to equity securities still held	(63)	(121)	0
Level 3 | Reinsurance recoverable for FIA options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	0	0	(22)
Level 3 | Reinsurance recoverable for GMWB
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	(8)	(19)	(14)
Level 3 | Fixed maturities, AFS | Fixed Maturities, FVO
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	0	0	(2)
Level 3 | Corporate | Fixed Maturities, FVO
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	0	0	(2)
Level 3 | Fixed maturities, at fair value using fair value option
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	0	0	(21)
Level 3 | Equity securities, at fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	0	0	0
Level 3 | Limited partnerships and other alternative investments | Fixed Maturities, FVO
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	0	0	16
Level 3 | Separate account asset (liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	0	0	(2)
Level 3 | FIA embedded derivative | Contract Holder Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, unrealized gains (losses) related to equity securities still held	0	0	256
OCI | Level 3 | Fixed maturities, AFS | Fixed Maturities, FVO
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	(4)	0	(74)
OCI | Level 3 | ABS | Fixed Maturities, FVO
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	0	0	(2)
OCI | Level 3 | CLOs | Fixed Maturities, FVO
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	0	0	(1)
OCI | Level 3 | CMBS | Fixed Maturities, FVO
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	(2)	3	(26)
OCI | Level 3 | Corporate | Fixed Maturities, FVO
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	(2)	(4)	(43)
OCI | Level 3 | RMBS | Fixed Maturities, FVO
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	$ 0	$ 1	$ (2)